PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2021
Cost:
Computers, manufacturing, peripheral equipment	$125,097	$133,465
Office furniture and equipment	1,959	2,341
Leasehold improvements	1,564	1,460

	128,620	137,266
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	94,294	105,300
Office furniture and equipment	1,500	1,578
Leasehold improvements	1,078	1,005

	96,872	107,883

Depreciated cost	$31,748	$29,383

Depreciation expenses for the years ended December 31, 2019, 2020 and 2021 were $9,555, $10,668 and $11,845 respectively.

Changes of property and equipment not resulted in cash outflows as of December 31, 2019, 2020 and 2021 amounted to $1,058, $1,562 and $1,058 respectively.